WARRANT LIABILITIES (Details)	3 Months Ended	4 Months Ended
	Mar. 31, 2021 item $ / shares	Dec. 31, 2020 $ / shares
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination		30 days
Public Warrants exercisable term from the closing of the initial public offering		1 year
Public Warrants expiration term		5 years
Threshold period for filling registration statement after business combination		20 days
Threshold issue price per share	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Threshold trading days determining volume weighted average price	20 days	20 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	$ 9.20	$ 9.20
Adjustment of redemption price of stock based on market value and newly issued price 1 (as a percent)	115	115
Adjustment of redemption price of stock based on market value and newly issued price (as a percent)	180.00%	180.00%
Threshold percentage of outstanding Class A securities	50.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days
Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Redemption price per public warrant (in dollars per share)	$ 18.00	$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days
Threshold trading days for redemption of public warrants		20
Threshold consecutive trading days for redemption of public warrants		30
Redemption period		3 days
Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 10.00
Redemption price per public warrant (in dollars per share)		$ 0.10
Minimum threshold written notice period for redemption of public warrants		30 days
Threshold trading days for redemption of public warrants		20
Threshold consecutive trading days for redemption of public warrants		30
Redemption period		3 days
Public Warrants
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination	30 days
Public Warrants exercisable term from the closing of the initial public offering	1 year
Public Warrants expiration term	5 years
Threshold period for filling registration statement after business combination	20 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.000
Public Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	18.00
Redemption price per public warrant (in dollars per share)	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold trading days for redemption of public warrants | item	20
Threshold consecutive trading days for redemption of public warrants | item	30
Redemption period	3 days
Public Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold trading days for redemption of public warrants	20
Threshold consecutive trading days for redemption of public warrants	30
Redemption period	3 days
Private Placement Warrants
Class of Warrant or Right [Line Items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days